Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]	Irrevocable lending commitments and lending related contingent liabilities in € m. Dec 31, 2024 Dec 31, 2023 Irrevocable lending commitments 219,767 206,084 Revocable lending commitments 49,932 49,325 Contingent liabilities 73,468 65,131 Total 343,167 320,540